VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Narrative (Details) - vessels	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Finance lease, number of leased assets	2	2
Finance lease, remaining lease term	6 years	6 years
Weighted average discount rate (percent)	7.50%